Financial risk management and financial instruments - Changes in financial assets and liabilities valued at fair value through profit/loss in level 3 and Capital structure management (Details) - SEK (kr)
kr in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in financial assets at fair value
Balance at beginning	kr 39,724	kr 41,142
Balance at end	82,644	39,724	kr 41,142
Changes in fair value:
Transfers from Level 1 to Level 2, fair value assets	0
Transfers from Level 2 to Level 1, fair value assets	0
Transfers into Level 3, fair value assets	0
Transfers out of Level 3, fair value assets	0
Transfers from Level 1 to Level 2, fair value liabilities	0
Transfers from Level 2 to Level 1, fair value liabilities	0
Transfers into Level 3, fair value liabilities	0
Transfers out of Level 3, fair value liabilities	0
Right of payment without recourse or remaining credit exposure transferred to third parties	1,516	1,327	1,447
Net gains/losses on financial instruments, including held for sale	(509)	(712)	133
Net gains/losses on loans and trade receivables	(176)	(378)	(173)
Net gains/losses on derivatives	(1)	(3)	(5)
Net gains/losses on financial assets and liabilities at fair value through profit or loss	(332)	(331)	311
Reported value of derivative financial assets held for hedging	33	17	55
Reported value of derivative financial liabilities held for hedging	113	156	217
Derivative liabilities that can be netted against assets	kr 7		8
Capital structure management
Minimum percentage of equity free cash flows to be distributed as ordinary dividend	80.00%
Minimum
Capital structure management
Net debt to EBITDA ratio sought	2.5
Maximum
Capital structure management
Net debt to EBITDA ratio sought	3.0
Assets at fair value through profit/loss | Level 3
Changes in financial assets at fair value
Balance at beginning	kr 1	1	9
Business combinations, Com Hem	6
Divestment of shares			(8)
Balance at end	7	1	1
Liabilities at fair value through profit/loss | Level 3
Changes in financial liabilities at fair value
Balance at beginning	456	124	541
Changes in fair value:
- earn-out Kazakhstan	332	332	100
- put-option Kazakhstan			(413)
Payment of liability			(125)
Other contingent considerations, paid	(12)	(8)
Other contingent considerations, other changes	3	8	24
Exchange rate differences			(3)
Balance at end	kr 779	kr 456	kr 124